SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 11:-	SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s business is comprised of one operating segment.

The Company’s CODM is its Chief Executive Officer (“CEO”), who reviews financial information presented on a consolidated basis.

The CODM uses consolidated net profit (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the allocation of budget between research and development, sales and marketing, and general and administrative expenses. Segment assets that are reviewed by the CODM are reported within the consolidated balance sheet as consolidated total assets.

The following table presents selected financial information with respect to the Company’s single operating segment and includes information about segment revenues and significant segment expenses, for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Total Revenues	$72,764	$27,864	$33,459
Less:
R&D expenses
Preclinical	13,459	15,374	20,948
Clinical	13,554	15,267	10,627
G&A and BD	9,606	9,485	9,320
Financial income, net	(4,070)	(5,182)	(3,215)
Taxes on income	54	4,522	8,970
Other segment expenses*	4,818	2,629	5,563

Net profit (loss)	$35,343	$(14,231)	$(18,754)

*Other segment expense during the years ended December 31, 2025, 2024 and 2023 includes IIA royalty costs, property and equipment depreciation, participation in R&D expenses, share-based compensation and other adjustments.

Operations listed above include research and development, clinical operations, general and administrative, marketing and business development. Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2025, 2024 and 2023 and long-lived assets as of December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024	2023
Revenue from sales to customers:

United Kingdom	$65,000	$5,000	$10,000
United States	7,764	22,864	23,459

Total revenue	$72,764	$27,864	$33,459

	December 31,
	2025	2024
Long-lived assets:

Israel	$3,201	$3,677
United States	1	18

Total long-lived assets	$3,202	$3,695

	Year ended December 31,
	2025	2024	2023
Sales to a single customer exceeding 10%:

Customer A	89%	18%	30%
Customer B	11%	82%	70%